Trade and Other Payables (Details) - Schedule of Trade and Other Payables - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Trade and Other Payables [Abstract]
Trade creditors	$ 581,137	$ 1,716,135
Accrued research and development expenses	3,499,960	1,458,310
Accrued professional fees	234,899	222,126
Accrued corporate personnel expenses	166,063
Other accrued expenses	123,457	87,223
Other payables	14,431	33,914
Total	$ 4,619,947	$ 3,517,708